UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ] Amendment Number:
This Amendment: [ ] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: BOLTWOOD CAPITAL MANAGEMENT
Address:
220 SANSOME ST, 6TH FLOOR
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: THOMAS L. ABBOTT
Title: CCO
Phone: 415-433-1550
Signature, Place, and Date of Signing:

/s/ THOMAS L. ABBOTT   SAN FRANCISCO, CA  JANUARY 30, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 78
Form 13F Information Table Value Total: 212839 (x$1000)
List of Other Included Managers: None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp                        COM              88579y101      260     2800 SH       Sole                     2800
AT&T Inc.                      COM              00206r102      554    16430 SH       Sole                    16430
Abbott Laboratories            COM              002824100      671    10250 SH       Sole                    10250
Alcoa                          COM              013817101     4321   497850 SH       Sole                   497850
Allstate Corp.                 COM              020002101     1192    29673 SH       Sole                    29673
American Express               COM              025816109     2075    36105 SH       Sole                    36105
Amgen Inc.                     COM              031162100     3711    43050 SH       Sole                    43050
Apple Inc.                     COM              037833100      402      755 SH       Sole                      755
Automatic Data Proc.           COM              053015103      404     7100 SH       Sole                     7100
Bank of NY Mellon              COM              064058100     7642   297341 SH       Sole                   297341
BankAmerica                    COM              060505104      148    12747 SH       Sole                    12747
Berkshire Hathaway B           COM              084670702      510     5688 SH       Sole                     5688
Boeing Co.                     COM              097023105      919    12199 SH       Sole                    12199
Boston Properties              COM              101121101      212     2000 SH       Sole                     2000
Bristol-Myers Squibb           COM              110122108     2737    83980 SH       Sole                    83980
Calpine Corp                   COM              131347304     6092   336000 SH       Sole                   336000
Caterpillar                    COM              149123101      989    11034 SH       Sole                    11034
Charles Schwab                 COM              808513105     5055   352000 SH       Sole                   352000
Check Point Software           COM              M22465104      270     5675 SH       Sole                     5675
Chevron Corp                   COM              166764100     8826    81620 SH       Sole                    81620
Chubb                          COM              171232101      237     3148 SH       Sole                     3148
Cisco Systems                  COM              17275r102     5755   292908 SH       Sole                   292908
Coca Cola                      COM              191216100     1505    41508 SH       Sole                    41508
Cons. Disc. Sector SPDR        COM              81369Y407      856    18040 SH       Sole                    18040
Covidien Ltd                   COM              G2554F113      739    12800 SH       Sole                    12800
Danaher Corp                   COM              235851102     1381    24704 SH       Sole                    24704
Dick's Sporting Goods          COM              253393102     2037    44775 SH       Sole                    44775
Dominion Resources             COM              25746u109     1420    27409 SH       Sole                    27409
Du Pont                        COM              263534109     1199    26649 SH       Sole                    26649
Energy Select Sector SPDR      COM              81369Y506      271     3800 SH       Sole                     3800
Exelon                         COM              30161n101      756    25425 SH       Sole                    25425
Expeditors Int'l               COM              302130109     8768   221701 SH       Sole                   221701
Exxon Mobil                    COM              30231g102     3869    44706 SH       Sole                    44706
Financial Sector SPDR          COM              81369Y605      413    25200 SH       Sole                    25200
General Electric               COM              369604103     6334   301766 SH       Sole                   301766
General Mills Inc.             COM              370334104      329     8130 SH       Sole                     8130
Google Inc. A                  COM              38259p508     9567    13525 SH       Sole                    13525
Halliburton                    COM              406216101      484    13950 SH       Sole                    13950
Hewlett Packard                COM              428236103      600    42100 SH       Sole                    42100
IBM                            COM              459200101      803     4192 SH       Sole                     4192
Intel                          COM              458140100     5427   263180 SH       Sole                   263180
J.P. Morgan Chase              COM              46625h100     1110    25248 SH       Sole                    25248
Johnson & Johnson              COM              478160104     3567    50887 SH       Sole                    50887
Lowe's Cos.                    COM              548661107     1569    44175 SH       Sole                    44175
Martin Marietta Materials      COM              573284106     7448    79000 SH       Sole                    79000
McDonald's                     COM              580135101     1342    15213 SH       Sole                    15213
Merck & Co.                    COM              58933y105     8372   204496 SH       Sole                   204496
Microsoft                      COM              594918104     4524   169372 SH       Sole                   169372
National Oilwell Varco         COM              637071101      620     9075 SH       Sole                     9075
Noble Corp.                    COM              h5833n103     6422   184425 SH       Sole                   184425
Oracle                         COM              68389x105     1217    36516 SH       Sole                    36516
PG&E Corporation               COM              69331c108      400     9963 SH       Sole                     9963
Pepsico                        COM              713448108     1221    17845 SH       Sole                    17845
Pfizer                         COM              717081103     2711   108087 SH       Sole                   108087
ProLogis Inc                   COM              74340w103    17231   472200 SH       Sole                   472200
Procter & Gamble               COM              742718109    21795   321040 SH       Sole                   321040
Royal Dutch Shell A            COM              780259206      252     3650 SH       Sole                     3650
Sysco Corp                     COM              871829107     3984   125850 SH       Sole                   125850
T. Rowe Price Group            COM              74144t108      234     3600 SH       Sole                     3600
Technology Sector SPDR         COM              81369Y803      551    19105 SH       Sole                    19105
Teva Pharm Inds ADR            COM              881624209      519    13893 SH       Sole                    13893
U.S. Bancorp                   COM              902973304     1311    41058 SH       Sole                    41058
Union Pacific                  COM              907818108      233     1850 SH       Sole                     1850
United Technologies            COM              913017109     1406    17150 SH       Sole                    17150
V.F. Corp.                     COM              918204108      290     1920 SH       Sole                     1920
Vanguard Info Tech ETF         COM              92204a702      335     4850 SH       Sole                     4850
Vanguard REIT ETF              COM              922908553      428     6502 SH       Sole                     6502
Verizon Comm.                  COM              92343v104     1319    30477 SH       Sole                    30477
Wal-Mart Stores                COM              931142103     4158    60939 SH       Sole                    60939
Walt Disney                    COM              254687106     1154    23175 SH       Sole                    23175
Wells Fargo & Co.              COM              949746101    10471   306355 SH       Sole                   306355
Xerox                          COM              984121103      363    53200 SH       Sole                    53200
iPath DJ-UBS Commodity Index   COM              06738c778      273     6600 SH       Sole                     6600
Vanguard FTSE All-World ex-US                   922042775     2225    48628 SH       Sole                    48628
Vanguard Ttl Stk ETF                            922908769      225     3073 SH       Sole                     3073
iShares MSCI EAFE Fund                          464287465      594    10440 SH       Sole                    10440
iShares S&P Mid Cap 400                         464287507     1640    16126 SH       Sole                    16126
iShares S&P Small Cap 600                       464287804     1585    20294 SH       Sole                    20294